Trade Notes and Accounts Receivable, Net - Provision Matrix Arising from Telecommunications and Project Business (Detail) $ in Millions, $ in Millions	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 24,842	$ 811	$ 24,672	$ 23,947
Less: Loss allowance	(1,102)		(1,365)
Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	25,944		26,037
Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	(765)		(761)
Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	18,292		18,254
Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 17,527		17,493
Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%
Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (314)		(575)
Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	4,289		4,531
Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3,975		$ 3,956
Not Past Due [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%
Not Past Due [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (50)		$ (50)
Not Past Due [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	17,066		17,163
Not Past Due [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 17,016		$ 17,113
Not Past Due [Member] | Project Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	0.00%	0.00%	0.00%
Not Past Due [Member] | Project Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Not Past Due [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (3)		$ (3)
Not Past Due [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	3,869		3,798
Not Past Due [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 3,866		$ 3,795
Less Than 30 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	1.00%	1.00%	1.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	20.00%	20.00%	20.00%
Less Than 30 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (22)		$ (22)
Less Than 30 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	346		310
Less Than 30 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 324		$ 288
Less Than 30 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	5.00%	5.00%	5.00%
Less Than 30 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (17)		$ (6)
Less Than 30 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	101		119
Less Than 30 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 84		$ 113
31-60 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	3.00%	3.00%	3.00%
31-60 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	65.00%	65.00%	64.00%
31-60 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (29)		$ (20)
31-60 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	135		87
31-60 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 106		$ 67
31-60 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	10.00%	10.00%	10.00%
31-60 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1)		$ (1)
31-60 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	12		11
31-60 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 11		$ 10
61-90 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	12.00%	12.00%	11.00%
61-90 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	82.00%	82.00%	80.00%
61-90 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (29)		$ (21)
61-90 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	70		33
61-90 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 41		$ 12
61-90 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	30.00%	30.00%	30.00%
61-90 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (5)		$ (16)
61-90 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	18		53
61-90 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 13		$ 37
91-120 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	23.00%	23.00%	25.00%
91-120 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	91.00%	91.00%	90.00%
91-120 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (35)		$ (20)
91-120 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	48		28
91-120 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 13		$ 8
91-120 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	50.00%	50.00%	50.00%
91-120 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (1)		$ (1)
91-120 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1		1
91-120 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
121-180 Days [Member] | Telecommunications Business [Member] | Bottom of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	40.00%	40.00%	45.00%
121-180 Days [Member] | Telecommunications Business [Member] | Top of Range [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	96.00%	96.00%	96.00%
121-180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (22)		$ (29)
121-180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	49		34
121-180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 27		$ 5
121-180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	80.00%	80.00%	80.00%
121-180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ 0		$ (1)
121-180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	1		2
121-180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 1		$ 1
Over 180 Days [Member] | Telecommunications Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Telecommunications Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (578)		$ (599)
Over 180 Days [Member] | Telecommunications Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	578		599
Over 180 Days [Member] | Telecommunications Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0
Over 180 Days [Member] | Project Business [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Expected credit loss rate	100.00%	100.00%	100.00%
Over 180 Days [Member] | Project Business [Member] | Loss allowance [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Less: Loss allowance	$ (287)		$ (547)
Over 180 Days [Member] | Project Business [Member] | Gross carrying amount [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	287		547
Over 180 Days [Member] | Project Business [Member] | Amortized Cost [Member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Trade notes and accounts receivable	$ 0		$ 0